GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.4 - Schedule 7

Recovco ID	Loan #1	Loan #2	Loan #3	Project Name	Pool	Purpose	Refi Purpose	Occupancy	Lien Position	City	State	County	Zip	Original Loan Amount	Origination Date	Overall Grade	Guideline Grade	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page XXXX states an affiliation with XXXXXX XXXXXXX XXXXXXXX."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file is missing the Consumer Handbook on Adjustable Rate Mortgages."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
																				* Application Missing (Lvl 2)		Moderate	Not Covered	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Right of Rescission missing or unexecuted (Lvl 2)
* Settlement date is different from note date (Lvl 2)     "The settlement date occurs after the note date; no issue."
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final loan application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																				* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing a notice of servicing transfer."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Special information booklet is Missing (Lvl 2)     "The loan file did not contain the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Final Application is missing (Lvl 2)
																				* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																				* Application Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																				* Good Faith Estimate missing or unexecuted (Lvl 2)		Moderate	Not Covered	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file is missing a notice of servicing transfer."
																				* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																				* Application Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The loan file is missing the initial application." * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Cash Out - Other	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) * Loan appears modified. Mod missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Final 1003 is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
																				* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicates loan data value of $XXX,XXX.XX whereas the comparison data value is $XXX,XXX.XX underestimated by $XXX,XXX.XX. The loan also failed the Initial TIL disclosure date test ( 12 CFR §1026.17(b),1026.19(a), transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in XXXX ) due to the application date of the loan is beforeXXXX XX, XXXX, and the loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.); and the initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Not Covered	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																				* Prepayment Rider Missing (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX		XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Appraisal dated after closing (Lvl 2) * Not all borrowers signed HUD (Lvl 2) * Application Missing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) * Right of Rescission missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file did not contain the servicing disclosure."
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
																				* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $X,XXX.XX. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $X,XXX.XX. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD."	* Transmittal (1008) is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the Consumer Handbook on Adjustable Rate Mortgages."
* Right of Rescission missing or unexecuted (Lvl 2)
* Mortgage missing / unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the notice of servicing transfer."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Missing Appraisal (Lvl 2)
* Mortgage - Missing required ARM Rider (Lvl 2)     "The note reflects an ARM, however, the loan file is missing the ARM rider to the mortgage."
* Right to receive copy of appraisal is Missing (Lvl 2) "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."
																				* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file is missing the notice of servicing transfer."		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Cash Out - Other	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Right of Rescission missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Not all borrowers signed HUD (Lvl 2)
																				* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page XXX states an affiliation with Dallas Home Loans."		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																				* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Unavailable	Unavailable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* Note is missing or unexecuted (Lvl 3) "The loan file contains a note, page XX, that matches the terms and conditions of our loan; however, the address on the note is not our subject property address. The loan file did not contain any additional notes."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing the HUD-1 Settlement Statement for the subject property."	* Final TIL Missing or Not Executed (Lvl 2) "The loan file contains a final TIL that matches the terms of our loan; however, does not match the subject property address."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Final 1003 is Missing (Lvl 2)     "The loan file is missing the final application."
																				* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was ARM with PPP."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The loan file is missing the initial application." * Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Settlement date is different from note date (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)). The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects $XXX,XXX.XX and the Comparison Data reflects $XXX,XXX.XX for an under-disclosure amount of $XXX.XX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan file did not contain the initial TIL and unable to test for timing of disclosure dates. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Prepayment Rider Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
																				* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file is missing a Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Right of Rescission missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) "The loan file did not contain the Consumer Handbook on Adjustable Rate Mortgages."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing"	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did contain the Notice of Servicing Transfer Disclosure"
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Appraisal not dated (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Special information booklet is Missing (Lvl 2) "The loan file did not contain the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."		Moderate	Not Covered	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing a legible HUD1 Settlement Statement. There are multiple copies of the HUD in the file; however, the figures on all copies are illegible."	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Note has a prepayment penalty and the loan file is missing the initial Prepayment Penalty disclosure."
* Application Missing (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Note is an ARM, the file is missing the initial ARM disclosure."
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. ( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100.The TILA Finance Charge Test indicates loan data value of $XXX,XXX.XX whereas the comparison data value is $XXX,XXX.XX underestimated by$XXX.XX. This loan also failed the TILA rescission finance charge test. ( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ). The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. Further, this loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ). The annual percentage rate (APR) is XX.XXX%. The disclosed APR of X.XXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																				* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Unavailable	Unavailable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Final 1003 is Missing (Lvl 2)
* Application Missing (Lvl 2)
* Missing Title evidence (Lvl 2)
* Appraisal not dated (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was  Had Prepayment."
* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile,""
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Loan program disclosure missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $X,XXX.XX. This loan failed the TILA rescission finance charge test. ( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $137,131.59 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects total fees of $XXX,XXX.XX with comparison data of $XXX,XXX.XX resulting in a difference of $X,XXX.XX. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XX.XXX%. The disclosed APR of XX.XXX% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects an APR of XX.XXX% with comparison data of XX.XXX% resulting in an difference of X.XXX%. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure."
* Application Missing (Lvl 2)
																				* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file did not contain the servicing disclosure."		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Unavailable	Unavailable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile"
* Transmittal (1008) is Missing (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Appraisal not dated (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing Title evidence (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
																				* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The loan file did not contain the initial Affiliated Business Disclosure. The Affiliated Business Disclosure dated XX/XX/XXXX is located on p. XXX."
																				* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan had a 36 month prepayment penality that expired on XX/XX/XXXX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
																				* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Cash Out - Other	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) * ROR Transaction date not consistent with Note and/or HUD (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Title evidence (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
																				* Application Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. Loan Data reports $XXX,XXX.XX and comparison data of $XXX,XXX.XX reslting in an under-reported amount of $X,XXX.XX. The statute of limitations has expired downgraded based on client compliance profile."		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects  $XXX,XXX.XX whereas the comparison data is $XXX,XXX.XX an overage of $X,XXX.XX. The loan data reflects  $XXX,XXX.XX whereas the comparison data is $XXX,XXX.XX an overage of $X,XXX.XX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
																				* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was an ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Right of Rescission missing or unexecuted (Lvl 2)
																				* Property is Manufactured Housing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. Loan Data reports the amount of $XXX,XXX.XX and comparison data reflects $XXX,XXX.XX rsulting in an under-reported amount of $XXX.XX."
* Final Application is missing (Lvl 2)     "The loan file is missing the final 1003."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																				* Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
																				* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final loan application."
* Prepayment Rider Missing (Lvl 2)
* Balloon Rider Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the prepayment loan program disclosure."		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) "The loan file did not contain the CHARM Booklet and loan was ARM."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is X.XXX%. The disclosed APR of X.XXX% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The TILA APR Test indicates loan data value of X.XXX% whereas the comparison data value is X.XXX%is overestimated X.XXX%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did contain a Notice of Servicing Transfer Disclosure"
* Right of Rescission missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Prepayment Rider Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) "The loan file did not contain the Consumer Handbook on Adjustable Rate Mortgages."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the notice of servicing transfer."
* Not all borrowers signed HUD (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan file did not contain the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
																				* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Prepayment Rider Missing (Lvl 2) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage."		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Right to receive copy of appraisal is Missing (Lvl 2)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
																				* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file did not contain the loan program disclosure; loan was ARM with PPP."		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Transmittal (1008) is Missing (Lvl 2) "The loan file does not contatin a copy of the 1008."		Moderate	Not Covered	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) * Appraisal not dated (Lvl 2)		Minimal	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2)		Minimal	Not Covered	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing a HUD."	* Application Missing (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Property is Manufactured Housing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 Closing statement is missing."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Prepayment Rider Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."	* Final TIL Missing or Not Executed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan did not contain a Notice of Servicing Transfer Disclosure"
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Missing Appraisal (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Appraisal not dated (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was an ARM loan"
* Application Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 Closing statement is missing."	* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Missing credit report (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Credit score not provided (Lvl 2)
* Property is Manufactured Housing (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
																				* Transmittal (1008) is Missing (Lvl 2)		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan is missing the HUD."	* Right to receive copy of appraisal is Missing (Lvl 2) "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Special information booklet is Missing (Lvl 2)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing Title evidence (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The loan file is missing the notice of servicing transfer."
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* Note is missing or unexecuted (Lvl 3) "The file did not include the Note." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include any HUD."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Initial Good Faith Estimate is Missing (Lvl 2)
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile"
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Mortgage missing / unexecuted (Lvl 2)     "The file did not include the Mortgage"
* Missing Title evidence (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Cash Out - Other	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Cash Out - Other	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) "The loan file did not contain the CHARM Booklet and loan was ARM."		Moderate	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 is missing."	* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Not all borrowers signed HUD (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Final Application is missing (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Title evidence (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the Notice of Servicing Transfer Disclosure."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate because it is understated by more than $100. The TILA Finance Charge indicates loan data value of $XXX,XXX.XX  whereas the comparison data value is $XXX,XXX.XX is underestimated of $XXX,XXX.XX.

This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX,XXX.XX. The disclosed finance charge of $XXX,XXX.XX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.
The TILA Recession Finance Charge Test indicates loan data value of $XXX,XXX.XX whereas the comparison data value is $XXX,XXX.XXis underestimated of $XXX,XXX.XX. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
																				* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Moderate	Pass	Fail	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* State Specific Disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Good Faith Estimate missing or unexecuted (Lvl 2)
																				* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file is missing the HUD."	* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file is missing the notice of servicing transfer."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Final 1003 is Missing (Lvl 2)
* Loan appears modified. Mod missing or unexecuted (Lvl 2)     "The loan file is missing the loan modification. A letter on page XXX reflects the new interest rate of X% and new PI payment of $XXX.XX which matches the data tape."
* Special information booklet is Missing (Lvl 2)     "The loan file is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Missing credit report (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Property is Manufactured Housing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Refinance	Lower rate or term	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
																				* Loan program disclosure missing or unexecuted (Lvl 2)		Moderate	Pass	Pass	No Result	Pass
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the initial ARM loan program disclosure with ppp."
* Right of Rescission missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)     "The loan file did not contain the final loan application."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The loan file did not contain the servicing disclosure."
* Prepayment Rider Missing (Lvl 2)
* Application Missing (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																				* Missing credit report (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Unavailable	Unavailable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	3: Curable	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The loan file did not include the HUD."	* Missing credit report (Lvl 2)
* Application Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile"
* Prepayment Rider Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
																				* Application Missing (Lvl 2)		Moderate	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Application Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was with PPP."
																				* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		Minimal	Not Covered	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was with PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Final 1003 is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
																				* Application Missing (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan file did not contain the loan program disclosure; loan was ARM."
* Missing Appraisal (Lvl 2)
* Application Missing (Lvl 2)     "The loan file is missing the initial application."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
																				* Final 1003 is Missing (Lvl 2) "The loan file is missing the final application."		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
																				* Good Faith Estimate missing or unexecuted (Lvl 2)		Moderate	Pass	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Application Missing (Lvl 2) * Transmittal (1008) is Missing (Lvl 2) * Missing credit report (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Purchase	Not Applicable	Investor [3]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final 1003 is Missing (Lvl 2)     "The loan file is missing the final application."
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
																				* Application Missing (Lvl 2) "The loan file is missing the initial application."		Moderate	Not Covered	Fail	No Result	Not Covered
XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX	XXXXXXX - XXXXXXX	XXXXXXX - XXXXXXX	Cash Out	Not Applicable	Primary [1]	First [1]	XXXXXXX	XX	XXXXXXX	XXXXX	$XXX,XXX.XX	XX/XX/XXXX	2: Acceptable with Warnings	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) * Prepayment Rider Missing (Lvl 2) * Notice of Servicing Transfer missing or unexecuted (Lvl 2)		Minimal	Pass	Pass	No Result	Not Covered